Organization and basis of presentation (Details) - Trivago N.V. - Expedia	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Ownership interest, parent, percentage	60.00%	61.20%
Voting interest, parent, percentage	84.10%	84.30%